July 15, 2011

David R. Humphrey, Branch Chief
Division of Corporation Finance
U.S. Securities and Exchange Commission
Washington, DC 20549

Re:	Confederate Motors, Inc.
Form 10-K for the year ended December 31, 2010
Filed April 1, 2011
File No. 000-52500

Dear Mr. Humphrey:

We are in receipt of your comment letter dated June 22, 2011, addressed to Confederate Motors, Inc. (the “Company”) in connection with the Company’s 2010 annual report on Form 10-K.  In connection with the amended filing, the Company acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff comments or changes to discloser in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ H. Matthew Chambers, President